UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.26%
Auto Components - 2.34%
Gentex Corp.	71,000	$1,177,180
Beverages - 2.38%
Monster Beverage Corp. (a)	8,000	1,200,000
Capital Markets - 6.10%
Eaton Vance Corp.	32,000	1,163,520
SEI Investments Co.	28,300	1,455,752
Waddell & Reed Financial, Inc.	21,000	448,770
		3,068,042
Chemicals - 3.88%
The Sherwin-Williams Co.	6,700	1,950,303
Commercial Services & Supplies - 9.01%
Copart, Inc. (a)	46,900	2,322,019
Rollins, Inc.	45,000	1,278,900
Stericycle, Inc. (a)	9,500	930,905
		4,531,824
Construction and Engineering - 2.34%
Valmont Industries, Inc.	8,500	1,175,720
Containers & Packaging - 0.92%
AptarGroup, Inc.	6,000	463,560
Distributors - 2.43%
LKQ Corp. (a)	37,000	1,223,590
Diversified Financial Services - 2.21%
FactSet Research Systems, Inc.	7,000	1,113,490
Electronic Equipment, Instruments & Components - 4.88%
Amphenol Corp.	22,000	1,291,840
IPG Photonics Corp. (a)	13,500	1,166,130
		2,457,970
Energy Equipment & Services - 3.17%
FMC Technologies, Inc. (a)	15,000	408,450
Oceaneering International, Inc.	35,900	1,186,854
		1,595,304
Food Products - 7.42%
Flowers Foods, Inc.	64,000	1,200,000
McCormick & Co, Inc.	6,000	582,420
The Hershey Co.	21,000	1,949,850
		3,732,270
Health Care Equipment & Supplies - 10.77%
Edwards Lifesciences Corp. (a)	14,000	1,379,000
IDEXX Laboratories, Inc. (a)	27,000	2,364,390
ResMed, Inc.	20,000	1,181,200
Varian Medical Systems, Inc. (a)	6,000	496,740
		5,421,330
Health Care Providers & Services - 2.18%
MEDNAX, Inc. (a)	16,000	1,095,200

Household Products - 2.74%
Church & Dwight Co., Inc.	14,000	1,378,720
IT Services - 4.11%
Jack Henry & Associates, Inc.	24,500	2,068,535
Multiline Retail - 1.44%
Dollar Tree, Inc. (a)	8,000	724,320
Oil, Gas & Consumable Fuels - 9.74%
ONEOK, Inc.	67,000	2,897,750
Western Refining, Inc.	40,100	851,724
World Fuel Services Corp.	25,000	1,149,250
		4,898,724
Road & Rail - 2.32%
JB Hunt Transport Services, Inc.	14,100	1,166,352
Semiconductors & Semiconductor Equipment - 3.61%
Analog Devices, Inc.	9,000	526,500
Microchip Technology, Inc.	25,000	1,292,000
		1,818,500
Software - 3.54%
Red Hat, Inc. (a)	23,000	1,781,580
Specialty Retail - 2.48%
Tractor Supply Co.	13,000	1,249,300
Textiles, Apparel & Luxury Goods - 2.86%
Michael Kors Holdings Ltd. (a)(b)	33,700	1,439,664
Trading Companies & Distributors - 3.39%
Fastenal Co.	24,400	1,123,132
MSC Industrial Direct Co., Inc.	7,750	580,863
		1,703,995
TOTAL COMMON STOCKS (Cost $38,407,424)		48,435,473

SHORT-TERM INVESTMENTS - 3.71%
Other Investment Pools and Funds - 3.71%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.340% (c)	1,864,805	1,864,805
TOTAL SHORT-TERM INVESTMENTS (Cost $1,864,805)		1,864,805

Total Investments (Cost $40,272,229) - 99.97%		50,300,278
Other Assets in Excess of Liabiliies - 0.03%		13,945
TOTAL NET ASSETS - 100.00%		$50,314,223

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of May 31, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.95%
Aerospace & Defense - 2.42%
United Technologies Corp.	48,000	$4,827,840
Air Freight & Logistics - 2.06%
CH Robinson Worldwide, Inc.	55,000	4,123,900
Banks - 4.24%
Wells Fargo & Co.	167,000	8,470,240
Beverages - 2.58%
PepsiCo, Inc.	51,000	5,159,670
Biotechnology - 3.27%
Gilead Sciences, Inc.	75,000	6,529,500
Capital Markets - 3.46%
BlackRock, Inc.	8,000	2,910,800
T. Price Rowe Group, Inc.	52,000	4,007,120
		6,917,920
Chemicals - 10.57%
Ecolab, Inc.	38,000	4,455,120
Monsanto Co.	71,000	7,985,370
Praxair, Inc.	38,000	4,174,680
The Sherwin-Williams Co.	15,500	4,511,895
		21,127,065
Diversified Telecommunication Services - 6.91%
AT&T, Inc.	151,000	5,911,650
Verizon Communications, Inc.	155,000	7,889,500
		13,801,150
Electric Utilities - 5.07%
The Southern Co.	115,000	5,685,600
Westar Energy, Inc.	79,000	4,450,070
		10,135,670
Energy Equipment & Services - 5.97%
Oceaneering International, Inc.	130,000	4,297,800
Schlumberger Ltd. (a)	100,000	7,630,000
		11,927,800
Food & Staples Retailing - 6.11%
CVS Caremark Corp.	68,000	6,558,600
Wal-Mart Stores, Inc.	80,000	5,662,400
		12,221,000
Food Products - 0.97%
General Mills, Inc.	31,000	1,946,180
Gas Utilities - 2.90%
Questar Corp.	230,000	5,798,300
Health Care Providers & Services - 2.57%
McKesson Corp.	28,000	5,127,920
Industrial Conglomerates - 1.82%
General Electric Co.	120,000	3,627,600
Insurance - 2.34%
Chubb Ltd. (a)	37,000	4,684,570

Internet Software & Services - 2.51%
Alphabet, Inc. (b)	6,700	5,017,295
IT Services - 2.18%
Cognizant Technology Solutions Corp. (b)	71,000	4,362,240
Life Sciences Tools & Services - 1.06%
Thermo Fisher Scientific Inc.	14,000	2,124,780
Media - 4.66%
Comcast Corp.	86,000	5,443,800
The Walt Disney Co.	39,000	3,869,580
		9,313,380
Oil, Gas & Consumable Fuels - 4.01%
Chevron Corp.	26,000	2,626,000
Exxon Mobil Corp.	52,000	4,629,040
Occidental Petroleum Corp.	10,000	754,400
		8,009,440
Pharmaceuticals - 3.10%
Johnson & Johnson	55,000	6,197,950
Road & Rail - 3.45%
Union Pacific Corp.	82,000	6,903,580
Software - 3.31%
Citrix Systems, Inc. (b)	78,000	6,623,760
Specialty Retail - 7.20%
Advance Auto Parts, Inc.	25,000	3,846,000
The Home Depot, Inc.	55,000	7,266,600
Tiffany & Co.	53,000	3,283,880
		14,396,480
Technology Hardware, Storage & Peripherals - 2.20%
EMC Corp.	157,000	4,388,150
Water Utilities - 2.01%
Aqua America, Inc.	124,500	4,022,595
TOTAL COMMON STOCKS (Cost $158,321,965)		197,785,975

SHORT-TERM INVESTMENTS - 0.81%
Fidelity Institutional Money Market Portfolio - Institutional Class 0.340% (c)	1,609,857	1,609,857
TOTAL SHORT-TERM INVESTMENTS (Cost $1,609,857)		1,609,857

Total Investments (Cost $159,931,822) - 99.76%		199,395,832
Other Assets in Excess of Liabiliies - 0.24%		481,406
TOTAL NET ASSETS - 100.00%		$199,877,238

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:
	Bright Rock Mid Cap Growth Fund	Bright Rock Quality Large Cap Fund

Cost of investments	$40,272,229	$159,931,822
Gross unrealized appreciation	12,644,006	40,732,947
Gross unrealized depreciation	(2,615,957)	(1,268,937)
Net unrealized appreciation	$10,028,049	$39,464,010

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask pricesprovided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exhange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies against the
U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00
p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

The Funds have adopted Statement of Financial Accounting Standard, "Fair Value Measurement and Financial Accounting Standards
Board ("FASB") Staff Position "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have
Significantly Decreased and Identified Transations that are not Orderly" ("Determining Fair Value"). Determining Fair Value clarifies
Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and futher analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2016:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$48,435,473	$-	$-	$48,435,473
Total Equity	48,435,473	-	-	48,435,473
Short-Term Investments	1,864,805	-	-	1,864,805
Total Investments in Securities	$50,300,278	$-	$-	$50,300,278

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$197,785,975	$-	$-	$197,785,975
Total Equity	197,785,975	-	-	197,785,975
Short-Term Investments	1,609,857	-	-	1,609,857
Total Investments in Securities	$199,395,832	$-	$-	$199,395,832

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

During the year ended May 31, 2016, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the period presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel. President
John Buckel, President
Date:  July 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel, President
  John Buckel, President

Date:  July 12, 2016

By (Signature and Title)*  /s/ Jennifer, Lima, Treasurer
   Jennifer Lima, Treasurer

Date:  July 12, 2016

* Print the name and title of each signing officer under his or her signature.